Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of accounting
The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”), in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.

Principles of consolidation and basis of presentation
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior year balances have been reclassified in the consolidated statements of operations to separately present gain on sale of real estate assets and property condemnation. In addition, certain prior year balances have been reclassified in the consolidated statements of cash flows to combine proceeds from the sale of real estate assets with proceeds received from property condemnations.
The Company evaluates its relationships and investments to determine if it has variable interests. A variable interest is an investment or other interest that will absorb portions of an entity’s expected losses or receive portions of the entity’s expected residual returns. If the Company determines that it has a variable interest in an entity, it evaluates whether such interest is in a variable interest entity (“VIE”). A VIE is broadly defined as an entity where either (1) the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance or (2) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. The Company consolidates any VIEs when it is determined to be the primary beneficiary of the VIE’s operations.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors include, but are not limited to, the Company’s ability to direct the activities that most significantly impact the entity’s economic performance, its form of ownership interest, its representation on the entity’s governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions and to replace the manager of and/or liquidate the entity.
The Company continually evaluates the need to consolidate joint ventures, if any, based on standards set forth in GAAP. In determining whether the Company has a controlling interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, power to make decisions and contractual and substantive participating rights of the partners/members as well as whether the entity is a VIE for which the Company is the primary beneficiary. The Company has no relationship, investment or other interests in entities that are or were required to be consolidated because the Company has no variable interests in an entity that qualifies as a VIE.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment in and valuation of real estate and related assets
Investment in and Valuation of Real Estate and Related Assets
Real estate and related assets are stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets consist of the cost of acquisition, excluding acquisition related expenses, construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance are expensed as incurred.
The Company is required to make subjective assessments as to the useful lives of its depreciable assets. The Company considers the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term
The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company considers include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions, and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company assesses the recoverability of the assets by determining whether the carrying amount of the assets will be recovered through the undiscounted future cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying amount, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally, fair value is determined using a discounted cash flow analysis and recent comparable sales transactions.
The Company continually monitors certain properties for which it has identified impairment indicators. As of December 31, 2012, the Company had seven properties with an aggregate book value of $46.7 million for which it had assessed the recoverability of the carrying amounts. For six of these properties, the undiscounted future cash flows expected as a result of the use of the real estate and related assets and the eventual disposition of the assets continued to exceed their carrying amount as of December 31, 2012. Should the conditions related to any of these, or any of the Company’s other properties change, the underlying assumptions used to determine the expected undiscounted future cash flows may change and adversely affect the recoverability of the respective real estate and related assets’ carrying amounts. The Company identified two properties during the year ended December 31, 2012 and one property during the year ended December 31, 2010 with impairment indicators for which the undiscounted future cash flows expected as a result of the use and eventual disposition of each of the real estate and related assets were less than the carrying amount of the respective properties. As a result, the Company reduced the carrying amount of each of the real estate and related assets to their estimated fair value by recognizing an impairment loss of $5.7 million during the year ended December 31, 2012 and $4.5 million during the year ended December 31, 2010. No impairment indicators were identified and no impairment losses were recorded during the year ended December 31, 2011.
When developing estimates of expected future cash flows, the Company makes certain assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in estimating expected future cash flows could result in a different determination of the property’s expected future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.
When a real estate asset is identified by the Company as held for sale, the Company ceases depreciation and amortization of the assets related to the property and estimates the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying amount of the asset, an adjustment to the carrying amount would be recorded to reflect the estimated fair value of the property, net of selling costs. There were no assets identified as held for sale as of December 31, 2012 or 2011.

Allocation of purchase price of real estate and related assets
Allocation of Purchase Price of Real Estate and Related Assets
Upon the acquisition of real properties, the Company allocates the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses are expensed as incurred. The Company utilizes independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company obtains an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, is used in estimating the amount of the purchase price that is allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm has no involvement in management’s allocation decisions other than providing this market information.
The fair values of above market and below market lease values are recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values are capitalized as intangible lease assets or liabilities, respectively. Above market lease values are amortized as a reduction to rental income over the remaining terms of the respective leases. Below market leases are amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company evaluates economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.
The fair values of in-place leases include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant include commissions and other direct costs and are estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which are calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, are capitalized as intangible lease assets and are amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.
The Company estimates the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable are initially recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance is amortized to interest expense over the term of the respective mortgage note payable.
The determination of the fair values of the real estate and related assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.

Investment in direct financing leases
Investment in Direct Financing Leases
For real estate property leases classified as direct financing leases, the building portion of the leases are accounted for as direct financing leases, while the land portion is accounted for as operating leases. For direct financing leases, the Company records an asset which represents the net investment that is determined by using the aggregate of the total amount of future minimum lease payments, the estimated residual value of the leased property and deferred incremental direct costs less unearned income. Income is recognized over the life of the lease to approximate a level rate of return on the net investment. Residual values, which are reviewed quarterly, represent the estimated amount we expect to receive at lease termination from the disposition of the leased property. Actual residual values realized could differ from these estimates. The Company evaluates the collectability of future minimum lease payments on each direct financing lease to determine collectability primarily through the evaluation of payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company has not provided for an allowance of doubtful accounts based on the grouping of direct financing leases because the Company believes the characteristics of each direct financing lease are not sufficiently similar to allow an evaluation as a group for a possible allowance. As such, all of the Company’s direct financing leases are evaluated individually for the purpose of determining if an allowance is needed. Any write-down of an estimated residual value is recognized as an impairment loss in the current period. There were no impairment losses or allowances recorded related to direct financing leases during the years ended December 31, 2012, 2011 and 2010.

Investment in mortgage notes receivable
Investment in Mortgage Notes Receivable
Mortgage notes receivable consist of loans acquired by the Company, which are secured by real estate properties. Mortgage notes receivable are recorded at stated principal amounts net of any discount or premium or deferred loan origination costs or fees. The related discounts or premiums on mortgage notes receivable purchased are amortized or accreted over the life of the related mortgage receivable. The Company defers certain loan origination and commitment fees and amortizes them as an adjustment of the mortgage notes receivable’s yield over the term of the related mortgage receivable. The Company evaluates the collectability of both interest and principal on each mortgage note receivable to determine whether it is collectible, primarily through the evaluation of credit quality indicators such as underlying collateral and payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company does not provide for an allowance for loan losses based on the grouping of loans as the Company believes the characteristics of the loans are not sufficiently similar to allow for an evaluation of these loans as a group for a possible loan loss allowance. As such, all of the Company’s loans are evaluated individually for the purpose of determining if an allowance is needed. A mortgage note receivable is considered to be impaired, when based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. If a mortgage note receivable is considered to be impaired, the amount of loss is calculated by comparing the recorded investment to the value determined by discounting the expected future cash flows at the mortgage note receivable’s effective interest rate or to the value of the underlying collateral if the mortgage note receivable is collateral dependent. Interest income on a performing mortgage note receivable is accrued as earned. Interest income on impaired mortgage notes receivable is recognized on a cash basis. No impairment losses or allowances were recorded related to mortgage notes receivable for the years ended December 31, 2012, 2011 and 2010.

Cash and cash equivalents
Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.

Restricted cash
Restricted Cash
The restricted cash balance of $10.2 million and $11.8 million as of December 31, 2012 and 2011, respectively, included amounts held by lenders in escrow accounts for tenant and capital improvements, leasing commissions, repairs and maintenance and other lender reserves for certain properties, in accordance with the respective lender’s loan agreement.

Investment in unconsolidated joint venture
Investment in Unconsolidated Joint Venture
The Company did not have an investment in any unconsolidated joint ventures as of December 31, 2012. The investment in unconsolidated joint venture as of December 31, 2011 consisted of the Company’s non-controlling majority interest in a joint venture that owned a 386,000 square foot multi-tenant property in Independence, Missouri (“Independence Commons”), which was sold on September 28, 2012. As of December 31, 2011, the aggregate carrying amount of assets held within the unconsolidated joint venture was $59.3 million and the face value of the non-recourse mortgage note payable was $34.1 million.
The Company accounted for the unconsolidated joint venture using the equity method of accounting as the Company had the ability to exercise significant influence, but not control, over operating and financial policies of the venture. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for the Company’s share of equity in the joint venture’s earnings and distributions. The Company is required to determine whether an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of its investment in the joint venture. If an event or change in circumstance has occurred, the Company is required to evaluate the joint venture for potential impairment and determine if the carrying amount of its investment exceeds its fair value. An impairment charge is recorded when an impairment is deemed to be other than temporary. To determine whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until the carrying amount is fully recovered. The evaluation of an investment in a joint venture for potential impairment requires the Company’s management to exercise significant judgment and to make certain assumptions. The use of different judgments and assumptions could result in different conclusions. On September 28, 2012, the Company sold 100% of its interest in Independence Commons to its joint venture partner for cash proceeds of $21.2 million. In connection with the transaction, the Company evaluated the terms of the purchase and sale agreement and respective sales price, and determined that its investment in Independence Commons was impaired because the carrying amount of its investment exceeded its fair value. As a result, the Company evaluated whether the impairment was other-than-temporary. Because the Company agreed to sell its interest, and it did not have the intent to hold the investment until the carrying amount was fully recovered, the Company determined that the impairment was other-than-temporary and recorded an impairment loss of $1.2 million. No impairment indicators were identified and no impairment losses were recorded related to the unconsolidated joint venture for the years ended December 31, 2011 and 2010. The Company recognizes gains or losses on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.

Rents and tenant receivables
Rents and Tenant Receivables
Rents and tenant receivables primarily includes amounts to be collected in future periods related to the recognition of rental income on a straight-line basis over the lease term and cost recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable related to base rents, expense reimbursements and other revenues. The Company analyzes accounts receivable and historical bad debt levels, customer credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants in bankruptcy are analyzed and estimates are made in connection with the expected recovery of pre-petition and post-petition claims. The Company records allowances for those balances that the Company deems to be uncollectible, including any amounts relating to straight-line rent receivables. The Company’s reported net income is directly affected by management’s estimate of the collectability of accounts receivable.

Prepaid expenses and other assets
Prepaid Expenses and Other Assets
Prepaid expenses and other assets primarily includes expenses paid as of the balance sheet date that relate to future periods and will be expensed or reclassified to another account during the period to which the costs relate. Any amounts with no future economic benefit are charged to earnings when identified.

Derivatives instruments and hedging activities
Derivative Instruments and Hedging Activities
The Company accounts and reports for its derivative instruments, including certain derivative instruments embedded in other contracts, at fair value. Accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative instrument and the designation of the derivative instrument. The change in fair value of the effective portion of the derivative instrument that is designated as a hedge is recorded as other comprehensive income. The changes in fair value for derivative instruments that are not designated as a hedge or that do not meet the hedge accounting criteria are recorded as a gain or loss to operations.

Deferred financing costs
Deferred Financing Costs
Deferred financing costs are capitalized and amortized on a straight-line basis over the term of the related financing arrangement, which approximates the effective interest method. Amortization of deferred financing costs for the years ended December 31, 2012, 2011 and 2010, was $7.3 million, $7.2 million and $6.6 million, respectively, and was recorded in interest expense in the consolidated statements of operations.

Revenue recognition
Revenue Recognition
Certain properties have leases where minimum rent payments increase during the term of the lease. The Company records rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. The Company defers the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved. Expected reimbursements from tenants for recoverable real estate taxes and operating expenses are included in tenant reimbursement income in the period the related costs are incurred.

Income tax
Income Taxes
The Company qualified and elected to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Company generally is not subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company maintains its qualification for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Concentration of credit risk
Concentration of Credit Risk
As of December 31, 2012, the Company had cash on deposit, including restricted cash, in four financial institutions, all of which had deposits in excess of federally insured levels totaling $7.7 million; however, the Company has not experienced any losses in such accounts. The Company limits significant cash deposits to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.
No single tenant accounted for greater than 10% of the Company’s gross annualized rental revenues for the year ended December 31, 2012. Tenants in the specialty retail, drugstore and restaurant industries comprised 17%, 15% and 15%, respectively, of the Company’s 2012 gross annualized rental revenues. Additionally, the Company has certain geographic concentrations in its property holdings. In particular, as of December 31, 2012, 166 of the Company’s properties were located in Texas and 23 were located in Florida, accounting for 16% and 10%, respectively, of the Company’s 2012 gross annualized rental revenues

Due to affiliates
Due to Affiliates
As of December 31, 2012 and 2011, $1.9 million and $1.1 million, respectively, was due to Cole Advisors II and its affiliates primarily related to property and asset management fees, and the reimbursement of general and administrative, property and asset management expenses incurred.

Stockholders' equity
Stockholders’ Equity
As of each of the years ended December 31, 2012 and 2011, the Company was authorized to issue 240,000,000 shares of common stock and 10,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. The Company’s board of directors may amend the charter to authorize the issuance of additional shares of capital stock without obtaining stockholder approval. The par value of investor proceeds raised from the Offerings is classified as common stock, with the remainder allocated to capital in excess of par value.

Redeemable common stock
Redeemable Common Stock
The Company has adopted a share redemption program that permits its stockholders to sell their shares, which is subject to the limitations discussed in Note 18 to these consolidated financial statements. The Company records amounts that are redeemable under the share redemption program as redeemable common stock outside of permanent equity in its consolidated balance sheets. Redeemable common stock is recorded at the greater of the carrying amount or redemption value each reporting period. Changes in the value from period to period are recorded as an adjustment to capital in excess of par.
On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program. As of December 31, 2012, there was $121,000 recorded as redeemable common stock on the consolidated balance sheet related to valid redemption requests received on or before December 6, 2012 which were redeemed subsequent to December 31, 2012.
As of December 31, 2011, the quarterly redemption limit was less than the proceeds received from the sale of shares from the DRIP Offering, resulting in the Company recording one-fourth of 3% of the weighted average number of shares outstanding during the prior calendar year at a price of $9.35 as redeemable common stock on the consolidated balance sheet.

Earnings per share
Earnings per Share
Earnings per share are calculated based on the weighted average number of common shares outstanding during each period presented. Diluted income per share considers the effect of all potentially dilutive share equivalents, including the outstanding independent directors’ stock options discussed in Note 17 to these consolidated financial statements.

Stock options
Stock Options
GAAP requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options related to the 2004 Independent Directors’ Stock Option Plan (“IDSOP”), based on estimated fair values. As of December 31, 2012 and 2011, there were 45,000 stock options outstanding under the IDSOP at a weighted average exercise price of $9.12 per share.

Reportable segments
Reportable Segments
The Company’s operating segment consists of commercial properties, which include activities related to investing in real estate including retail, office and distribution properties and other real estate related assets. The commercial properties are geographically diversified throughout the United States, and the Company’s chief operating decision maker evaluates operating performance on an overall portfolio level. These commercial properties have similar economic characteristics; therefore, the Company’s properties are aggregated into one reportable segment.

Interest	Interest Interest is charged to interest expense as it accrues. No interest costs were capitalized during the years ended December 31, 2012, 2011 and 2010.
Distributions payable and distribution
Distributions Payable and Distribution Policy
In order to maintain its status as a REIT, the Company is required to make distributions each taxable year equal to at least 90% of its taxable income, excluding capital gains. To the extent funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of the applicable record dates.
Pursuant to the Company’s DRIP, distributions are reinvested in shares of the Company’s common stock at a price equal to the most recent Estimated Share Value of the Company’s common stock as determined by its board of directors. The Company’s board of directors determined that the Estimated Share Value, as of July 27, 2011, was $9.35 per share, which was an increase from the previous share value of $8.05. On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program as discussed in Note 1 to these consolidated financial statements.
On August 8, 2012, the Company’s board of directors declared a daily distribution of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing on October 1, 2012 and ending on December 31, 2012. As of December 31, 2012, the Company had distributions payable of $11.1 million. The distributions were paid in cash in January 2013.

New accounting pronouncements
New Accounting Pronouncements
In May 2011, the U.S. Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”), which converges guidance between GAAP and International Financial Reporting Standards to provide a uniform framework of fair value measurements and requires additional disclosures including quantifiable information about measurements to changes in unobservable inputs for Level 3 fair value measurements. ASU 2011-04 became effective for the Company on January 1, 2012. The adoption of ASU 2011-04 has not had a material impact on the Company’s consolidated financial statements.
In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The Company elected to present two separate but consecutive statements herein.